Financial Highlights (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Financial Highlights [Abstract]
Schedule Of Weighted Average Number Of Units For Each Series

	Three months ended September 30,		Nine months ended September 30,		Date of first issuance
	2015	2014	2015	2014

Series 1	178,555.093	213,880.956	186,632.986	234,187.443	July 23, 2001
Series 2	39.121	39.111	39.121	82.295	April 1, 2010
Series 3	14,129.372	15,568.745	14,273.977	17,253.798	September 1, 2009
Series 4	2,540.451	2,200.654	2,482.760	2,193.473	November 1, 2010

	Years ended December 31,			Date of first issuance
	2014	2013	2012

Series 1	226,646.771	349,050.340	512,141.713	July 23, 2001
Series 2	71.411	186.285	228.982	April 1, 2010
Series 3	16,444.909	24,444.217	26,798.935	September 1, 2009
Series 4	2,198.058	1,861.921	1,241.673	November 1, 2010